Pension and Other Post-Retirement Benefits - Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [Line Items]
Other plan assets held in funds estimated fair values	76.00%	60.00%
US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	60.00%	82.00%
International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	40.00%	18.00%